4. Condensed Consolidated Balance Sheets	6 Months Ended
Sep. 30, 2014
Balance Sheet Related Disclosures [Abstract]
Condensed Consolidated Balance Sheets	Inventories, net Inventories, net consist of the following:
	September 30,	March 31,
	2014	2014
Raw materials	$796,000	$743,000
Finished goods	439,000	345,000
	$1,235,000	$1,088,000